Schedule of fair value of debt (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	R$ 11,900,030
Fair value	11,437,937
Debentures [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	1,164,768
Fair value	1,201,883
E S N 2024 [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	1,988,227
Fair value	2,063,123
Percentage of exchange premium
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	3,704,778
Fair value	3,317,285
Exchange rate
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	3,451,977
Fair value	3,435,149
Perpetual Notes [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	876,586
Fair value	706,803
Other [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Book value	713,694
Fair value	R$ 713,694